Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of components of income before tax

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income/(loss) before tax:
Income/(loss) from PRC entities	102,073	(128,658)	(609,980)
(Loss)/income from overseas entities	(8,082)	4,043	13,216
Total income/(loss) before tax	93,991	(124,615)	(596,764)

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Difference in tax rates of subsidiaries outside PRC	3%	—%	—%
Effect of permanent differences	(3)%	(7)%	(6)%
Research and development super deduction	—	15%	3%
Non-taxable income	—	1%	1%
Effect of tax holiday	(5)%	2%	—
Change in estimates for uncertain tax positions	—	—	(35)%
Others	—	—	(3)%
Change in valuation allowance	—%	(36)%	(4)%
Effect tax rate	20%	—%	(19)%

Summary of the aggregate amount and per share effect of the tax holidays

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
The aggregate amount of effect of tax holidays	4,535	2,243	—
Basic and diluted net loss per share effect	0.08	0.01	—

Schedule of the current and deferred portions of income tax expense

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income tax expense applicable to PRC entities
Current income tax expense	903	(554)	179,907
Deferred income tax expense	17,661	554	(65,431)
Subtotal income tax expense appliable to PRC entities	18,564	—	114,476
Current and deferred income tax expense applicable to overseas entities	—	—	—
Income tax expense, net	18,564	—	114,476

Schedule of significant components of deferred tax assets and liabilities

	As of
	December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Deferred upfront fee received	—	117,264
Commissions and entry fees for which invoices have not been collected	2,780	3,043
Accrued salary and welfare payable	8,194	14,500
Accrued expenses	—	5,209
Property, equipment and software, net	12,642	5,037
Inventory write-downs	—	2,318
Net operating loss carry-forwards	96,761	65,531
Others	801	11,036
Less: Valuation allowances	(47,430)	(72,783)
Total deferred tax assets	73,748	151,155
Deferred tax liabilities
Property, equipment and software, net	—	(20,499)
Accrued service revenue (a)	(108,193)	(93,382)
Capitalized software development costs	—	(1,296)
Others	—	(4,992)
Total deferred tax liabilities	(108,193)	(120,169)
Deferred tax (liabilities)/assets, net,	(34,445)	30,986

Note (a) — Deferred tax liabilities were provided for the unbilled service fee charged to VIEs by WFOEs pursuant to the exclusive business cooperation agreement entered into between VIEs and WFOEs as discussed in Note 1(b).

Summary of net operating loss carry forwards from PRC

At December 31,	RMB
2025	637
2026	237,664
2027	131,203
2031	17,408
2032	18,279
405,191

Summary of movement of valuation allowance

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	474	621	47,430
Additions	147	46,809	25,353
Balance at the end of the year	621	47,430	72,783